Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
20.	Subsequent Events

On February 2, 2015, the Partnership entered into an agreement with DSME for the construction of one additional 173,400 cbm MEGI LNG carrier newbuilding, for a total fully built-up cost of approximately $225 million, with options to order up to four additional vessels. The Partnership intends to secure long-term contract employment for the ordered vessel prior to its scheduled delivery in the fourth quarter of 2018.